FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING EXPENSES
Research and development expenses	$ (4,130,533)	$ (744,322)	$ (1,385,611)
Total operating expenses	(51,085,911)	(36,471,407)	(12,529,909)
LOSS FROM OPERATION	(88,517,894)	50,752,147	95,633,534
Interest income	990,117	1,846,956	539,398
Net income attributable to Daqo New Energy Corp. shareholders	(111,928,941)	33,323,952	68,571,257
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(111,928,941)	33,323,952	65,271,257
Other comprehensive income:
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	(109,722,759)	45,491,207	74,230,827
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(3,528,728)	(2,355,174)	(3,791,827)
Research and development expenses	(175,242)	(75,508)	(96,827)
Total operating expenses	(3,703,970)	(2,430,682)	(3,888,654)
LOSS FROM OPERATION	(3,703,970)	(2,430,682)	(3,888,654)
Interest income	3,074	24,852
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,700,896)	(2,405,830)	(3,888,654)
Equity in earnings of subsidiaries	(108,228,045)	35,729,782	72,459,911
Net income attributable to Daqo New Energy Corp. shareholders	(111,928,941)	33,323,952	68,571,257
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(111,928,941)	33,323,952	65,271,257
Other comprehensive income:
Foreign currency translation adjustments	2,206,182	12,167,255	5,659,570
Total other comprehensive income	2,206,182	12,167,255	5,659,570
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (109,722,759)	$ 45,491,207	$ 74,230,827